Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt

Note 6 - Financing Transactions

Controlled Equity Offering

On March 25, 2013, we entered into a controlled equity offering arrangement with a sales agent pursuant to which we may offer and sell, from time to time, through the agent shares of our common stock having an aggregate offering price of up to $15.0 million. Under the arrangement, the agent may sell shares by any method permitted by law and deemed to be an "at-the-market" offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, including sales made directly on NYSE MKT, or any other existing trading market for our Common Stock or to or through a market maker. Subject to the terms and conditions of that agreement, the agent will use commercially reasonable efforts, consistent with its normal trading and sales practices and applicable state and federal law, rules and regulations and the rules of NYSE MKT, to sell shares from time to time based upon our instructions. We are not obligated to sell any shares under the arrangement. We are obligated to pay the agent a commission of 3.0% of the aggregate gross proceeds from each sale of shares under the arrangement.

Total expenses incurred for the arrangement and the offering of shares thereunder, excluding commission payable to the agent, were approximately $304,000. Through June 30, 2013, we sold 2,777,336 shares of our common stock under this arrangement resulting in net proceeds (net of commission and offering costs) to the Company of approximately $4.2 million, of which approximately $0.5 million was not received until July 2013. As of June 30, 2013, aggregate gross sales for additional common stock of approximately $10.4 million remained available under the arrangement.

Loan Agreement with GE Capital

On March 30, 2012, we entered into a Loan Agreement with GE Capital. The Loan Agreement provides for a senior secured debt facility, including a $2.5 million term loan and a revolving line of credit of up to $5 million based on our outstanding qualified accounts receivable. On March 30, 2012, the term loan was funded for the full $2.5 million.

Under the terms of the revolving line of credit, the Company may draw down from the revolving line of credit up to 85% of qualified billed accounts receivable and 80% of qualified unbilled accounts receivable. As of June 30, 2013, the total amount available to draw was approximately $3.2 million, of which $1.2 million was drawn and outstanding.

The fixed interest rate on the term loan is 10.14% per annum. The revolving line of credit has an adjustable interest rate based upon the 3-month London Interbank Offered Rate (LIBOR), with a floor of 1.5%, plus 5%. As of June 30, 2013, the interest rate was 6.5%. Both the term loan and the revolving line of credit mature in September 2015. Payments on the term loan were originally interest-only for the first 10 months (which has since been extended to 12 months pursuant to terms of the agreement); subsequently, the term loan will fully amortize over its remaining term. Remaining principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$499,998
2014	999,996
2015	750,007
$2,250,001

The term loan, net of a debt discount of $32,214, is recorded on our unaudited condensed consolidated balance sheet as follows:

Current portion of long-term debt	$999,996
Long-term debt, less current portion	$1,217,791

If we prepay the term loan and terminate the revolving line of credit prior to the scheduled maturity date, we are obligated to pay a prepayment premium equal to 3% of the then outstanding principal amount of the term loan if prepaid during the first two years of the loan and 2% if prepaid during the third year or thereafter. In addition, we are obligated to pay a final payment fee of 3% of the term loan balance. The final payment fee is being accrued and expensed over the term of the agreement, using the effective interest method and is included in other long-term liabilities on our unaudited condensed consolidated balance sheet.

Our obligations under the Loan Agreement are collateralized by a security interest in substantially all of our assets. While the security interest does not, except in limited circumstances, cover our intellectual property, it does cover any proceeds received by us from the use or sale of our intellectual property.

In connection with the Loan Agreement, we issued GE Capital warrants to purchase 46,584 shares of our common stock at an exercise price of $1.61 per share. The warrants are exercisable immediately and subject to customary and standard anti-dilution adjustments. The warrants are classified in equity and, as a result, the fair value of the warrants was charged to additional paid-in capital resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are also being amortized over the term of the agreement using the effective interest method.

The estimated fair value of the Company's outstanding borrowings under its revolving credit facility at June 30, 2013 was equal to its carrying value as of that date due to the short term nature of the Revolver's repayment terms. The Company determined the estimated fair value of the Term Loan also approximated its carrying value as of June 30, 2013.

Note 6 - Debt

Term Loan and Revolving Line of Credit

On March 30, 2012, we entered into a Loan Agreement with GE Capital. The Loan Agreement provides for a senior secured debt facility including a $2.5 million term loan and a revolving line of credit of up to $5 million based on our outstanding qualified accounts receivable. On March 30, 2012, the term loan was funded for an aggregate amount of $2.5 million.

Under the terms of the revolving line of credit, the Company may draw down from the revolving line of credit up to 85% of qualified billed accounts receivable and 80% of qualified unbilled accounts receivable. As of December 31, 2012, the total amount available to draw was approximately $2.9 million, of which $1.3 million was drawn and outstanding.

The fixed interest rate on the term loan is 10.14% per annum. The revolving line of credit has an adjustable interest rate based upon the 3-month London Interbank Offered Rate (LIBOR), with a floor of 1.5%, plus 5%. As of December 31, 2012, the interest rate was 6.5%. Both the term loan and the revolving line of credit mature in September 2015. Payments on the term loan were originally interest-only for the first 10 months, which has since been extended to 12 months pursuant to terms of the agreement. Subsequently, the term loan will fully amortize over its remaining term as of December 31, 2012. Principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$749,997
2014	999,996
2015	750,007
$2,500,000

The term loan is recorded on the 2012 consolidated balance sheet, net of debt discount, as follows:

Current portion of long-term debt	$749,997
Long-term debt, less current portion	$1,704,108

If we prepay the term loan and terminate the revolving line of credit prior to the scheduled maturity date, we are obligated to pay a prepayment premium equal to 3% of the then outstanding principal amount of the term loan if prepaid during the first two years of the loan and 2% if prepaid during the third year or thereafter. In addition, we are obligated to pay a final payment fee of 3% of the term loan balance. The final payment fee is being accrued and expensed over the term of the agreement, using the effective interest method and is included in other long-term liabilities on the consolidated balance sheet.

Our obligations under the Loan Agreement are collateralized by a security interest in substantially all of our assets. While the security interest does not, except in limited circumstances, cover our intellectual property, it does cover any proceeds received by us from the use or sale of our intellectual property.

The Loan Agreement contains customary representations, warranties and covenants, including limitations on acquisitions, dispositions, incurrence of indebtedness and the granting of security interests. The representations, warranties and covenants contained in the Loan Agreement were made only for purposes of such agreement and as of a specific date or specific dates, were solely for the benefit of the parties to such agreement, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures exchanged between the parties in connection with the execution of the Loan Agreement.

The Loan Agreement contains certain financial and non-financial covenants. Upon the occurrence and during the continuance of any event of default, GE Capital may, and at the written request of the requisite lenders shall, terminate the commitments under the facilities and declare any or all of the obligations to be immediately due and payable, without demand or notice to us; however, any event of default relating to timely payment of debts, insolvency, liquidation, bankruptcy or similar events will result in automatic acceleration. Among the remedies available to GE Capital in case of an event of default are the taking possession and disposition of any collateral under the Loan Agreement.

In connection with the Loan Agreement, we issued GE Capital warrants to purchase 46,584 shares of the Company's common stock at an exercise price of $1.61 per share, The warrants are exercisable immediately and subject to customary and standard anti-dilution adjustments. The warrants are classified in equity and, as a result, the fair value of the warrants was charged to additional paid-in capital resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are also being amortized over the term of the agreement using the effective interest method.

The fair value of the long-term term loan approximates its face value at December 31, 2012, which was approximately $2.5 million.

Convertible Notes

In July 2009, we issued approximately $19.3 million of convertible notes ("Convertible Notes") and stock purchase warrants to investors in a private placement.

In November 2010, holders of Convertible Notes in the aggregate principal amount (plus accrued interest) of approximately $17.0 million converted their notes into approximately 6.7 million shares of common stock (at the stated conversion price of $2.54 per share) pursuant to an early conversion offer we made to all holders. During the fourth quarter of 2010, we expensed approximately $1.1 million related to the early conversion offer. After we issued a redemption (call) notice in November 2010, holders of additional Convertible Notes in the aggregate principal amount (plus accrued interest) of approximately $4.8 million converted their notes into approximately 1.9 million shares. Convertible Notes with principal plus accrued interest of approximately $11,000 were not converted, and as a result of the redemption notice, we paid the holder in cash to satisfy our obligations under such note on the redemption date.

We incurred approximately $5.8 million of interest expense related to the Convertible Notes in 2010.